Schedule of property and equipment, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 103,436	$ 99,706
Less: accumulated depreciation	(85,884)	(64,591)
Property and equipment, net	17,552	35,115
Server Hardware [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	4,087	3,939
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 99,349	$ 95,767